Pension and Other Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures
Summarized information for the Company’s defined benefit pension plans and other postretirement plans is provided below (in thousands):

	Pension Plans		Other Postretirement Plans
	December 31, 2015	December 28, 2014	December 31, 2015	December 28, 2014
Change in benefit obligations:
Projected benefit obligations, beginning of year	$2,124,373	$1,794,470	$14,005	$62,072
Service cost	709	463	81	328
Interest cost	81,815	82,109	451	1,466
Plan amendments	—	—	(3,887)	—
Impact of Medicare Reform Act	—	—	72	78
Actuarial (gain) loss	(114,431)	353,374	726	(2,224)
Benefits paid	(105,495)	(106,043)	(1,393)	(3,821)
Liability distributed in Publishing Spin-off	—	—	—	(43,894)
Projected benefit obligations, end of year	1,986,971	2,124,373	10,055	14,005
Change in plans’ assets:
Fair value of plans’ assets, beginning of year	1,655,257	1,595,294	—	—
Actual return on plans’ assets	(19,113)	155,456	—	—
Employer contributions	249	10,550	1,393	3,821
Benefits paid	(105,495)	(106,043)	(1,393)	(3,821)
Fair value of plans’ assets, end of year	1,530,898	1,655,257	—	—
Funded (under funded) status of the plans	$(456,073)	$(469,116)	$(10,055)	$(14,005)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the Company’s Consolidated Balance Sheets consisted of (in thousands):

	Pension Plans		Other Postretirement Plans
	December 31, 2015	December 28, 2014	December 31, 2015	December 28, 2014
Employee compensation and benefits	$—	$—	$(1,409)	$(1,495)
Pension obligations, net	(456,073)	(469,116)	—	—
Postretirement medical, life and other benefits	—	—	(8,646)	(12,510)
Net amount recognized	$(456,073)	$(469,116)	$(10,055)	$(14,005)

Schedule of Net Benefit Costs
The components of net periodic benefit cost for Company-sponsored plans were as follows (in thousands):

	Pension Plans				Other Postretirement Plans
	Successor			Predecessor	Successor			Predecessor
	2015	2014	2013	Dec. 31, 2012	2015	2014	2013	Dec. 31, 2012
Service cost	$709	$463	$616	$—	$81	$328	$559	$—
Interest cost	81,815	82,109	74,489	—	451	1,466	1,994	—
Expected return on plans’ assets	(111,690)	(113,056)	(109,885)	—	—	—	—	—
Recognized actuarial (gain) loss	—	(159)	—	—	25	(22)	—	—
Amortization of prior service credits	—	—	—	—	(81)	—	—	—
Net periodic benefit cost (credit)	$(29,166)	$(30,643)	$(34,780)	$—	$476	$1,772	$2,553	$—
Adjustments to non-qualified pension plans (1)	$—	$—	$—	$(49,295)	$—	$—	$—	$—

(1)
On the Effective Date, the Predecessor’s obligations with respect to its non-qualified pension plans were reduced from $75 million to $26 million, which were paid under the Plan on or subsequent to the Effective Date. As a result, the Predecessor recognized a pretax gain of $49 million which was included in reorganization items, net in the Predecessor’s Consolidated Statement of Operations for December 31, 2012.

The amounts of net periodic benefit cost for Company-sponsored other post retirement plans applicable to continuing and discontinued operations were as follows (in thousands):

	Other Postretirement Plans
	2015	2014	2013
Continuing operations	$476	$605	$556
Discontinued operations	—	1,167	1,997
Net periodic benefit cost	$476	$1,772	$2,553

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss)
Amounts included in the accumulated other comprehensive (loss) income component of shareholder’s equity (deficit) for Company-sponsored plans were as follows (in thousands):

	Pension Plans		Other Postretirement Plans		Total
	December 31, 2015	December 28, 2014	December 31, 2015	December 28, 2014	December 31, 2015	December 28, 2014
Unrecognized net actuarial losses, net of tax	$(59,217)	$(49,262)	$(488)	$(61)	$(59,705)	$(49,323)
Unrecognized prior service credits, net of tax	—	—	2,314	—	2,314	—
Total	$(59,217)	$(49,262)	$1,826	$(61)	$(57,391)	$(49,323)

Schedule of Assumptions Used
Assumptions—Weighted average assumptions used each year in accounting for pension benefits and other postretirement benefits were as follows:

	Pension Plans		Other Postretirement Plans
	2015	2014	2015	2014
Discount rate for expense through Publishing Spin-Off (1)	N/A	4.70%	N/A	3.95%
Discount rate for expense following Publishing Spin-Off (1)	3.95%	4.70%	3.30%	3.35%
Discount rate for obligations	4.30%	3.95%	3.45%	3.30%
Increase in future salary levels for expense	3.50%	3.50%	—	—
Increase in future salary levels for obligations	3.50%	3.50%	—	—
Long-term rate of return on plans’ assets for expense	7.25%	7.50%	—	—

(1)
In connection with the Publishing Spin-off, the Company distributed to Tribune Publishing approximately $44 million of postretirement health care and life insurance liabilities. As a result, the Company remeasured its remaining other post retirement plan obligations as of the date of the Publishing Spin-off.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. As of December 31, 2015, a 1% change in assumed health care cost trend rates would have the following effects (in thousands):

	1% Increase	1% Decrease
Service cost and interest cost	$25	$(22)
Projected benefit obligation	$283	$(257)

Schedule of Actual and Target Allocations [Table Text Block]
The actual allocations for the pension assets at December 31, 2015 and December 28, 2014 and target allocations by asset class were as follows:

	Percentage of Plan Assets
	Actual Allocations		Target Allocations
Asset category:	2015	2014	2015	2014
Equity securities	51.5%	51.9%	50.0%	50.0%
Fixed income securities	41.6%	41.4%	45.0%	45.0%
Cash and other short-term investments	1.1%	1.8%	—	—
Other alternative investments	5.8%	4.9%	5.0%	5.0%
Total	100.0%	100.0%	100.0%	100.0%

Schedule of Allocation of Plan Assets
The following tables set forth, by asset category, the Company’s pension plan assets as of December 31, 2015 and December 28, 2014, using the fair value hierarchy established under ASC Topic 820 and described in Note 11 (in thousands):

	Pension Plan Assets as of December 31, 2015
	Level 1	Level 2	Level 3	Total
Pension plan assets measured at fair value:
Registered investment companies	$585,719	$—	$—	$585,719
Common/collective trusts	—	114,471	—	114,471
103-12 investment entity	—	159,975	—	159,975
International equity limited partnership	—	38,857	—	38,857
Fixed income:
U.S. government securities	—	167,969	—	167,969
Corporate bonds	—	246,739	—	246,739
Mortgage-backed and asset-backed securities	—	29,473	—	29,473
Other	—	26,582	—	26,582
Pooled separate account	—	18,221	—	18,221
Loan fund limited partnership	—	29,852	—	29,852
Real estate	—	—	86,909	86,909
Private equity limited partnerships	—	—	456	456
Venture capital limited partnerships	—	—	1,469	1,469
Total pension plan assets measured at fair value	$585,719	$832,139	$88,834	1,506,692
Pension plan assets measured at contract value:
Insurance contracts				24,206
Total pension plan assets				$1,530,898

	Pension Plan Assets as of December 28, 2014
	Level 1	Level 2	Level 3	Total
Pension plan assets measured at fair value:
Registered investment companies	$675,548	$—	$—	$675,548
Common/collective trusts	—	127,805	—	127,805
103-12 investment entity	—	164,168	—	164,168
International equity limited partnership	—	46,539	—	46,539
Fixed income:
U.S. government securities	—	174,201	—	174,201
Corporate bonds	—	246,737	—	246,737
Mortgage-backed and asset-backed securities	—	33,828	—	33,828
Other	—	30,578	—	30,578
Pooled separate account	—	19,669	—	19,669
Loan fund limited partnership	—	31,044	—	31,044
Real estate	—	—	77,731	77,731
Private equity limited partnerships	—	—	1,461	1,461
Venture capital limited partnerships	—	—	2,015	2,015
Total pension plan assets measured at fair value	$675,548	$874,569	$81,207	1,631,324
Pension plan assets measured at contract value:
Insurance contracts				23,933
Total pension plan assets				$1,655,257

Schedule of Changes in Fair Value of Plan Assets
The following tables set forth a summary of changes in the fair value of the Company’s pension plan Level 3 assets for the years ended December 31, 2015 and December 28, 2014 (in thousands):

	2015
	Real Estate	Private Equity Limited Partnerships	Venture Capital Limited Partnerships
Balance, beginning of year	$77,731	$1,461	$2,015
Realized net gains	2,032	46	—
Unrealized net gains (losses)	8,580	(19)	(521)
Transfers out of Level 3 investments	(588)	(46)	—
Purchases	1,371	—	—
Sales	(2,217)	(986)	(25)
Balance, end of year	$86,909	$456	$1,469

	2014
	Real Estate	Private Equity Limited Partnerships	Venture Capital Limited Partnerships
Balance, beginning of year	$71,580	$2,389	$2,150
Realized net gains (losses)	4,003	1	—
Unrealized net gains	5,551	(680)	(56)
Transfers out of Level 3 investments	(2,447)	(1)	—
Purchases	1,212	—	—
Sales	(2,168)	(248)	(79)
Balance, end of year	$77,731	$1,461	$2,015

Schedule of Expected Benefit Payments
Benefit payments expected to be paid under the Company’s qualified pension plans and other postretirement benefit plans are summarized below (in thousands). The benefit payments reflect expected future service, as appropriate.

	Qualified Pension Plan Benefits	Other Postretirement Benefits
2016	$114,523	$1,409
2017	$116,909	$1,293
2018	$119,720	$1,157
2019	$121,530	$1,048
2020	$123,001	$942
Thereafter	$627,912	$3,460